Employee Benefit Plan, Description of Plan (Details) - ke:EBP001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Participant Contribution, Automatic, Deferral Rate	5.00%
Automatic Annual Participant Contribution Percentage Increase	1.00%
Maximum Participant % for Annual Increase	20.00%
AnnualCompanyDiscretionaryContribution	0.00%
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
VestingPercentageofContributions	100.00%
EBP, Forfeited Nonvested Account	$ 0	$ 0
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
NoteReceivableFromParticipantMaximumBorrowingTermOnGeneralLoan	5 years
NoteReceivableFromParticipantMaximumBorrowingTermPrimaryResidence	10 years
ParticipantLoanBasisSpreadOnVariableRate	2.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%